UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number:  028-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
Title:    Chief Compliance Officer
Phone:    415/955-8122

Signature, Place, and Date of Signing:

     /s/ Manoj K. Pombra            San Francisco, CA          February 13, 2012
     -------------------            ------------------         -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           32
                                         -----------

Form 13F Information Table Value Total:  $ 1,259,437
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC             SPONSORED ADR    90138A103       2,675     292,401 SH       Sole                  292,401
51JOB INC                      SP ADR REP COM   316827104       1,250      29,800 SH       Sole                   29,800
BAIDU INC                      SPON ADR REP A   056752108      96,445     828,070 SH       Sole                  828,070
CHINA KANGHUI HLDGS            SPONSORED ADR    16890V100       6,867     465,900 SH       Sole                  465,900
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106       6,710     181,500 SH       Sole                  181,500
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109       4,817     339,200 SH       Sole                  339,200
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     260,851   5,379,480 SH       Sole                5,379,480
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108         571       5,440 SH       Sole                    5,440
CHUNGHWA TELECOM CO LTD        SPON ADR NEW11   17133Q502      96,012   2,884,969 SH       Sole                2,884,969
CNOOC LTD                      SPONSORED ADR    126132109         795       4,550 SH       Sole                    4,550
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102       3,344      52,000 SH       Sole                   52,000
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100      85,204   3,641,181 SH       Sole                3,641,181
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A    26833A105       1,063     241,700 SH       Sole                  241,700
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101      18,457     702,335 SH       Sole                  702,335
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107      26,676   1,033,946 SH       Sole                1,033,946
HSBC HLDGS PLC                 SPON ADR NEW     404280406     148,854   3,906,928 SH       Sole                3,906,928
ICICI BK LTD                   ADR              45104G104       2,994     113,283 SH       Sole                  113,283
INFOSYS LTD                    SPONSORED ADR    456788108      25,648     499,190 SH       Sole                  499,190
KT CORP                        SPONSORED ADR    48268K101      38,278   2,447,450 SH       Sole                2,447,450
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109       1,127      46,900 SH       Sole                   46,900
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100      26,105   1,018,118 SH       Sole                1,018,118
NETEASE COM INC                SPONSORED ADR    64110W102      43,547     970,950 SH       Sole                  970,950
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     114,654   4,767,300 SH       Sole                4,767,300
POSCO                          SPONSORED ADR    693483109       4,392      53,500 SH       Sole                   53,500
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106      80,176   2,608,214 SH       Sole                2,608,214
SINA CORP                      ORD              G81477104      20,454     393,350 SH       Sole                  393,350
SK TELECOM LTD                 SPONSORED ADR    78440P108       5,141     377,758 SH       Sole                  377,758
SPREADTRUM COMMUNICATIONS IN   ADR              849415203       7,780     372,600 SH       Sole                  372,600
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     121,676   9,424,941 SH       Sole                9,424,941
TAL ED GROUP                   ADR REPSTG COM   874080104       2,886     288,862 SH       Sole                  288,862
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422       2,106     135,000 SH       Sole                  135,000
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102       1,882     170,500 SH       Sole                  170,500